CASH EQUIVALENTS (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Cash and Cash Equivalents [Line Items]
Cash Equivalents	$ 23,664,318	$ 12,772,584
Money Market Accounts Interest Rate Minimum	0.10%
Money Market Accounts Interest Rate Maximum	0.35%